Investments and Equity Method Investments - Schedule of Investments and Equity Method Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Net Investment Income [Line Items]
Investments	$ 104,771		$ 74,200
Investments			60,504		$ 61,574
Equity method investments			42,620		45,679
Genomatica, Inc. Preferred Stock [Member]
Net Investment Income [Line Items]
Investments	55,000		55,000		55,000
Synlogic, Inc. Common Stock [Member]
Net Investment Income [Line Items]
Investments	19,339		13,696
Synlogic, Inc. Warrant [Member]
Net Investment Income [Line Items]
Investments	7,772		5,504		6,574
Cronos Group Inc. Common Stock [Member]
Net Investment Income [Line Items]
Investments	7,660		0
Non Marketable Equity Securities [Member]
Net Investment Income [Line Items]
Investments	15,000		0
Joyn Bio, LLC [Member]
Net Investment Income [Line Items]
Equity method investments	$ 16,357	[1]	28,924	[1]	29,320
Synlogic, Inc. [Member]
Net Investment Income [Line Items]
Equity method investments			$ 13,696		$ 16,359

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of September 30, 2021 and December 31, 2020 were excluded from the table.